Warrants - Schedule of Monte Carlo Simulation Model to Value the Public Warrants (Details) - Public Warrants [Member]	Dec. 31, 2024
Stock price [Member]
Schedule of Monte Carlo Simulation Model to Value the Public Warrants [Line Items]
Measurement input of public warrants	9.6
Exercise price for whole share of common stock [Member]
Schedule of Monte Carlo Simulation Model to Value the Public Warrants [Line Items]
Measurement input of public warrants	230
Redemption threshold [Member]
Schedule of Monte Carlo Simulation Model to Value the Public Warrants [Line Items]
Measurement input of public warrants	360
Term (years) [Member]
Schedule of Monte Carlo Simulation Model to Value the Public Warrants [Line Items]
Measurement input of public warrants	4.62
Volatility [Member]
Schedule of Monte Carlo Simulation Model to Value the Public Warrants [Line Items]
Measurement input of public warrants	80.4
Risk-free rate [Member]
Schedule of Monte Carlo Simulation Model to Value the Public Warrants [Line Items]
Measurement input of public warrants	4.27